Fees Summary	Aug. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,240,000
Previously Paid Amount
Total Fee Amount	2,486.34
Total Offset Amount
Net Fee	$ 2,486.34